Balance Sheet Disclosures (Details) - Schedule of accounts payable, accrued expenses, and other current liabilities - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable, accrued expenses, and other current liabilities [Abstract]
Accounts payable	$ 3,065,862	$ 1,943,457	$ 513,610
Professional fees	230,127	319,590	233,667
Sales taxes	422,580	360,361	216,367
Compensation	1,217,392	1,123,467	311,379
Contractors	1,158,447	1,288,730	538,618
Settlements and legal	1,189,561	681,045	831,232
Other	$ 179,372	346,870	543,703
Total accounts payable, accrued expenses and other current liabilities		$ 6,063,520	$ 3,188,576